intangible assets and goodwill - Business acquisition pro forma information (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pro forma Information
Reported Operating revenues	$ 14,368	$ 13,408
Reported Net income	1,624	$ 1,578
Pro forma Operating revenues	14,468
Pro forma Net income	$ 1,628
Net income per Common Share
Basic	$ 2.68	$ 2.63
Diluted	2.68	$ 2.63
Pro forma Basic	2.68
Pro forma Diluted	$ 2.68
AlarmForce Industries Inc.
Net income per Common Share
Reported Operating revenues of acquiree	$ 17
Reported Net income of acquiree	0
Xavient Information Systems
Net income per Common Share
Reported Operating revenues of acquiree	166
Reported Net income of acquiree	2
Medisys Health Group Inc.
Net income per Common Share
Reported Operating revenues of acquiree	48
Reported Net income of acquiree	$ 0